DUE TO BANKS AND CORRESPONDENTS (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deposits From Banks Explanatory [Line Items]
International funds and others	S/ 5,460,725	S/ 5,264,545
Promotional credit lines	2,389,086	2,029,989
Inter-bank funds	547,300	659,737
Due to banks and correspondents	8,397,111	7,954,271
Interest payable	51,029	42,618
Total Due to banks and correspondents	S/ 8,448,140	S/ 7,996,889